Net interest income and other net income from fair value changes on financial instruments	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory
Note 3

Net interest

income and other

net income

from financial

instruments

measured at

fair value

through profit

or loss
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Net interest income from financial instruments measured

at fair value through profit or loss

1,431 1,299 1,011
Other net income from financial instruments measured

at fair value through profit or loss
5,850 6,960 6,842
of which: net gains / (losses) from financial liabilities designated at fair value
1
(6,582) 1,509 (8,748)
Total net income from financial instruments measured at fair value through profit or loss 7,281 8,259 7,853
Net interest income
Interest income from loans and deposits
2
6,488 6,690 8,008
Interest income from securities financing transactions
3
513 862 2,005
Interest income from other financial instruments measured

at amortized cost
284 335 364
Interest income from debt instruments measured at fair

value through other comprehensive income
115 101 120
Interest income from derivative instruments designated as cash flow hedges

1,133 822 188
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
8,533 8,810 10,684
Interest expense on loans and deposits
4
523 1,031 2,634
Interest expense on securities financing transactions
5
1,102 870 1,152
Interest expense on debt issued 1,533 2,237 3,285
Interest expense on lease liabilities 102 110 122
Total interest expense from financial instruments measured at amortized cost 3,259 4,247 7,194
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
5,274 4,563 3,490
Total net interest income from financial instruments measured at fair value through profit or loss 1,431 1,299 1,011
Total net interest income 6,705 5,862 4,501
1 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from financial instruments measured at fair value through profit or loss.

2021 included net losses of USD
2,068

million (net losses of USD
72

million and
USD 1,830

million in 2020 and 2019,

respectively), driven by financial liabilities

related to unit-linked investment

contracts, which are

designated at fair value

through profit or loss.

This was offset

by net gains of
USD 2,068

million (net gains

of USD
72

million and USD
1,830

million in 2020

and 2019, respectively),

related to financial

assets for unit-linked

investment contracts that

are mandatorily measured

at fair value
through profit or loss not

held for trading.

2 Consists of interest income

from cash and balances at

central banks, loans and advances to banks and

customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments.

3 Includes interest income on receivables from securities financing transactions and negative interest, including

fees, on

payables from

securities financing

transactions.

4 Consists

of interest

expense on

amounts due

to banks,

cash collateral

payables on

derivative instruments,

and customer
deposits, as well as negative

interest on cash and balances

at central banks, loans

and advances to banks,

and cash collateral receivables

on derivative instruments.

5 Includes interest expense on

payables from
securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.

UBS AG
Entity [Table]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory
Note 3

Net interest

income and other

net income

from financial

instruments

measured at

fair value

through profit

or loss
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Net interest income from financial instruments measured

at fair value through profit or loss

1,437 1,305 1,015
Other net income from financial instruments measured

at fair value through profit or loss
5,844 6,930 6,833
of which: net gains / (losses) from financial liabilities designated at fair value
1
(6,457) 1,625 (8,748)
Total net income from financial instruments measured at fair value through profit or loss 7,281 8,235 7,848
Net interest income
Interest income from loans and deposits
2
6,489 6,696 8,026
Interest income from securities financing transactions
3
513 862 2,005
Interest income from other financial instruments measured

at amortized cost
284 335 364
Interest income from debt instruments measured at fair

value through other comprehensive income
115 101 120
Interest income from derivative instruments designated as cash flow hedges

1,133 822 188
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
8,534 8,816 10,703
Interest expense on loans and deposits
4
1,655 2,440 4,541
Interest expense on securities financing transactions
5
1,102 870 1,152
Interest expense on debt issued 512 918 1,491
Interest expense on lease liabilities 98 105 118
Total interest expense from financial instruments measured at amortized cost 3,366 4,333 7,303
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
5,168 4,483 3,400
Total net interest income from financial instruments measured at fair value through profit or loss 1,437 1,305 1,015
Total net interest income 6,605 5,788 4,415
1 Excludes fair value changes

of hedges related to financial liabilities

designated at fair value and foreign

currency translation effects arising from translating foreign currency transactions into the respective functional
currency, both of which

are reported within Other net

income from financial instruments measured

at fair value through profit

or loss. 2021 included net

losses of USD
2,068

million (net losses of USD
72

million
and USD 1,830

million in 2020 and 2019, respectively), driven by financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by net gains
of USD 2,068

million (net gains of USD
72

million and USD
1,830

million in 2020 and 2019, respectively), related to financial assets for unit-linked investment contracts that are mandatorily measured at fair value
through profit or

loss not

held for

trading.

2 Consists

of interest income

from cash

and balances at

central banks,

loans and

advances to

banks and

customers, and

cash collateral

receivables on

derivative
instruments, as well as negative

interest on amounts due to banks,

customer deposits, and cash collateral

payables on derivative instruments.

3 Includes interest income on receivables

from securities financing
transactions and negative interest, including fees,

on payables from securities financing transactions.

4 Consists of interest expense on amounts

due to banks, cash collateral

payables on derivative instruments,
customer deposits, and funding from UBS Group AG,

as well as negative interest on cash and balances at central banks, loans and advances to banks, and cash collateral receivables on

derivative instruments.

5
Includes interest expense on payables from securities financing transactions and negative interest, including fees,

on receivables from securities financing transactions.